Performance Management - BOYAR VALUE FUND INC	Apr. 29, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance:
Performance Narrative [Text Block]

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad-based securities market index and an additional index with characteristics relevant to the Fund. The bar chart and table below show only the performance of the Class A shares of the Fund, which is the only share class of the Fund with 10 years or more of performance history. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Because Class I shares have not commenced operations, no performance information is presented for Class I shares at this time. Updated performance information is available at no cost by visiting www.boyarassetmanagement.com or by calling 1-800-266-5566. The 5% sales charge applicable to the Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad-based securities market index and an additional index with characteristics relevant to the Fund.
Performance One Year or Less [Text]	Because Class I shares have not commenced operations, no performance information is presented for Class I shares at this time.
Bar Chart Does Not Reflect Sales Loads [Text]	The 5% sales charge applicable to the Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown.
Bar Chart [Heading]	Annual Total Returns as of December 31 Each Year
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a quarter was 14.65% (quarter ended 6/30/2020) and the lowest return for a quarter was -24.67% (quarter ended 3/31/2020). The year-to-date return of the Boyar Value Fund as of March 31, 2025 is -1.94%.

Year to Date Return, Label [Optional Text]	The year-to-date return of the Boyar Value Fund
Bar Chart, Year to Date Return	(1.94%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	14.65%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(24.67%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (For Periods Ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the additional impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns shown are not relevant for shareholders who hold Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”), or to Fund shares held by non-taxable entities.
Performance [Table]
	1 Year	5 Years	10 Years	Since Inception (May 5, 1998)
Boyar Value Fund
Return Before Taxes*	5.86%	3.58%	5.01%	6.35%
Return After Taxes on Distributions*(1)	4.08%	3.07%	4.38%	5.56%
Return After Taxes on Distributions and Sale of Fund Shares*	4.82%	2.76%	3.90%	5.02%
S&P 500 Index	25.02%	14.53%	13.10%	8.41%
S&P Composite 1500 Value Index TR (reflects no deduction for fees, expenses or taxes)	12.15%	10.44%	9.91%	N/A

*	The performance of the Fund reflects a 5.00% sales charge, which is applicable only to Class A shares of the Fund.

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the additional impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns shown are not relevant for shareholders who hold Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”), or to Fund shares held by non-taxable entities. After-tax returns are shown only for one class of the Fund, and after-tax returns for other classes may vary.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for one class of the Fund, and after-tax returns for other classes may vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

This table illustrates total returns from a hypothetical investment in the Fund. These returns are compared to a broad-based securities market index and the S&P Composite 1500 Value Index for the same periods. The S&P Composite 1500 Value Index, the primary benchmark for the Fund, is included to allow an investor to compare the Fund’s returns against an unmanaged float-adjusted capitalization weighted index of value-style stocks (as measured by book value, earnings, and sales to price) drawn from the S&P 1500 Index designed to measure the performance of value-style stocks through changes in the market value of approximately 1,100 value-style stocks representing all major industries. The performance of the index includes reinvestment of dividends and capital gains, however, it does not include any expenses or a deduction for federal income taxes. A shareholder cannot invest directly in an index.

The Fund’s average annual total returns after taxes on distributions and redemptions may exceed average annual total returns before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.boyarassetmanagement.com
Performance Availability Phone [Text]	1-800-266-5566